Financial Instrument (Tables)	3 Months Ended
Sep. 30, 2014
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		September 30,		December 31,
		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$587,504	587,504	$682,777	682,777
Accounts receivable(1)	2	3,333,062	3,333,062	3,190,392	3,190,392
Notes Receivables	3	178,887	189,938	165,807	175,768

Liabilities
Accounts payable(1)	2	685,019	685,019	666,526	666,526
Short-term borrowings(1)	2	431,419	431,419	158,990	158,990
Long term debt, excluding 2012 Credit Agreement, Senior Notes, Convertible Bonds and Euro Notes	2	485,971	485,971	679,847	679,847
2012 Credit Agreement(2)	2	2,977,968	2,977,968	2,707,145	2,710,270
Senior Notes	2	4,671,262	5,120,117	4,824,753	5,348,679
Convertible Bonds	2	466,363	503,320	-	-
Euro Notes	2	35,390	35,521	46,545	47,423
Noncontrolling interests subject to put provisions	3	773,733	773,733	648,251	648,251

(1) Also includes amounts receivable from or payable to related parties.
(2) Includes Term Loan A-2.

Derivative Financial Instruments Valuation
	September 30, 2014		December 31, 2013

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	2,664	(15,807)	4,985	(2,719)
Non-current
Foreign exchange contracts	48	(3,441)	759	(374)
Interest rate contracts	-	(4,197)	-	(4,392)
Total	$2,712	$(23,445)	$5,744	$(7,485)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	13,205	(31,109)	11,679	(22,982)

Non-current
Foreign exchange contracts	207	(3,172)	1,060	(820)
Derivatives embedded in the Convertible Bonds	-	(37,246)	-	-
Share Options to secure the Convertible Bonds	37,246	-	-	-
Total	$50,658	$(71,527)	$12,739	$(23,802)

(1) At September 30, 2014 and December 31, 2013, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)				(Effective Portion)
	for the nine months ended September 30,				for the nine months ended September 30,
	2014	2013	(Effective Portion)	2014	2013

Interest rate contracts	$14,791	$(2,544)	Interest income/expense	$20,483	$20,476
Foreign exchange contracts	(20,853)	2,157	Costs of Revenue	4,183	(1,307)
Foreign exchange contracts			Interest income/expense	-	577

	$(6,062)	$(387)		$24,666	$19,746

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives
	Location of (Gain) or Loss Recognized in Income on Derivative
		for the nine months ended September 30,
		2014	2013

Foreign exchange contracts	Selling, general and administrative expense	$(39,324)	$(27,412)

Foreign exchange contracts	Interest income/expense	6,868	5,931

		$(32,456)	$(21,481)